Share-Based Compensation - Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan (Details) - USD ($)		6 Months Ended
	Dec. 31, 2024	Jun. 30, 2025
Schedule of Transactions Related to the Grant of Options to Employees, Directors and Non-Employees Under the Company’s Options Plan [Abstract]
Number of options, Outstanding balance	8,698,270	7,927,270
Weighted average exercise price, Outstanding balance	$ 0.6	$ 0.06
Weighted average remaining contractual term, Outstanding balance	5 years 3 months 18 days	5 years 3 months 18 days
Aggregate Intrinsic Value, Outstanding balance	$ 20.00	$ 20.00
Number of options, Vested and expected to vest at end of period		7,927,270
Weighted average exercise price, Vested and expected to vest at end of period		$ 0.06
Weighted average remaining contractual term, Vested and expected to vest at end of period		5 years 3 months 18 days
Aggregate Intrinsic Value, Vested and expected to vest at end of period
Number of options, Exercisable		7,927,270
Weighted average exercise price, Exercisable		$ 0.06
Weighted average remaining contractual term, Exercisable		5 years 3 months 18 days
Aggregate Intrinsic Value, Exercisable
Number of options, Expired		(771,000)
Weighted average exercise price, Expired		$ 0.64
Weighted average remaining contractual term, Expired
Aggregate Intrinsic Value, Expired